Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share, Basic and Diluted (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss) attributable to Yalla Group Limited's shareholders	$ 82,600,678	$ (2,067,723)	$ 26,984,551
Earnings attributable to redeemable convertible preferred shareholders			(11,093,510)
Numerator for basic and diluted earnings (loss) per share calculation	$ 82,600,678	$ (2,067,723)	$ 15,891,041
Denominator:
Denominator for basic earnings (loss) per share calculation	148,739,986	91,755,810	73,393,941
Dilutive effect of outstanding share options	31,159,480
Denominator for diluted earnings (loss) per share calculation	179,899,466	91,755,810	73,393,941
Earnings (loss) per ordinary share
Basic	$ 0.56	$ (0.02)	$ 0.22
Diluted	$ 0.46	$ (0.02)	$ 0.22